UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Feirstein, Barry R.

Address:  540 Madison Avenue
          15th Floor
          New York, New York 10022

13F File Number: 028-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Barry R. Feirstein
Title:
Phone:    (646) 521-8300

Signature, Place and Date of Signing:


/s/ Barry Feirstein             New York, New York           August 12, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  4

Form 13F Information Table Value Total:  $23,531
                                         (thousands)

List of Other Included Managers: None

                                              FORM 13F INFORMATION TABLE
     COLUMN 1        COLUMN 2   COLUMN 3     COL 4        COLUMN 5        COLUMN 6    COL 7           COLUMN 8

                                            MARKET
                     TITLE OF     CUSIP      VALUE   SHRS OR   SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
  NAME OF ISSUER      CLASS       NUMBER    (x1000)  PRN AMT   PRN CALL  DISCRETION   MNGRS  SOLE       SHARED  NONE
CAMECO CORP          COM        13321L108      857      20,000 SH           SOLE      None      20,000
DG FASTCHANNEL INC   COM        23326R109    9,401     545,000 SH           SOLE      None     545,000
ORBCOMM INC          COM        68555P100   12,398   2,175,000 SH           SOLE      None   2,175,000
RTI BIOLOGICS INC    COM        74975N105      875     100,000 SH           SOLE      None     100,000

SK 00618 0001 906739